Condensed Consolidated Balance Sheets (USD $)	Mar. 31, 2012	Dec. 31, 2011 Successor	Dec. 31, 2010 Predecessor
Current Assets:
Cash and cash equivalents	$ 2,946,000	$ 2,718,000	$ 46,000
Restricted cash		175,000
Accounts receivable	2,424,000	2,191,000	1,768,000
Prepaid expenses	336,000	401,000	1,422,000
Other current assets	157,000	85,000
Total current assets	5,863,000	5,570,000	3,236,000
Property and equipment:
Leasehold improvements, furniture & equipment	1,443,000	1,399,000	2,743,000
Less: accumulated depreciation	153,000	76,000	1,302,000
Total property and equipment	1,290,000	1,323,000	1,441,000
Other Assets:
Trademarks, goodwill and other intangibles, net	57,329,000	57,461,000
Deferred finance costs, net	560,000	591,000
Deposits	185,000	9,000
Total other assets	58,074,000	58,061,000
Total Assets	65,227,000	64,954,000	4,677,000
Current Liabilities
Accounts payable and accrued expenses	834,000	878,000	1,137,000
Advance payable			1,500,000
Deferred royalty payments, net of long term portion	411,000	503,000	3,049,000
Other current liabilities	115,000	66,000
Current portion of long term debt	427,000	44,000
Total current liabilities	1,787,000	1,491,000	5,686,000
Long Term Liabilities:
Deferred royalty payments, less current portion			6,346,000
Term loan	12,065,000	12,344,000
Seller note	5,896,000	5,765,000
Installment debt obligation	1,058,000	1,114,000
Contingent obligations - due to seller	17,765,000	17,765,000
Deferred tax liability	9,809,000	9,831,000
Other long term liabilities, less current portion	27,000	26,000
Total long term liabilities	46,620,000	46,845,000	6,346,000
Total Liabilities	48,407,000	48,336,000	12,032,000
Stockholders' Equity:
Preferred stock, $.001 par value, 1,000,000 shares authorized, none issued and outstanding
Common stock, value	6,000	6,000
Paid in capital	17,944,000	17,904,000
Accumulated deficit	(1,130,000)	(1,292,000)
Parent's equity in unit			(7,355,000)
Total stockholders' equity	16,820,000	16,618,000	(7,355,000)
Total liabilities and stockholders' equity	$ 65,227,000	$ 64,954,000	$ 4,677,000